Document and Entity Information	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	VIGILANT DIVERSIFIED HOLDINGS, INC./NV
Entity Central Index Key	0001653099
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company